REVERSE MERGER (Details Narrative) - USD ($)	Jul. 25, 2022	Sep. 30, 2022	Sep. 28, 2022	Sep. 27, 2022	Sep. 19, 2022	Mar. 31, 2022
Stated value	$ 30,000,000	$ 1
Common stock, shares authorized	42,253,521	500,000,000	500,000,000	200,000,000	505,000,000	500,000,000
Purchase price		$ 5,964,000
Common stock, shares outstanding	8,400,000	8,400,000				8,400,000
Closing price	$ 0.71
Series A Preferred Stock [Member] | White River Holdings Corp [Member]
New issues	1,200